UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2010

1.799872.106

EMI-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
		Principal Amount (c)	Value
Argentina - 0.2%
City of Buenos Aires 12.5% 4/6/15 (e)		$ 1,620,000	$ 1,680,750
Australia - 0.0%
Leighton Finance International 7.875% 5/16/11		250,000	253,125
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		1,615,000	1,639,225
Bermuda - 0.7%
AES China Generating Co. Ltd. 8.25% 6/26/10		594,000	555,390
Central European Media Enterprises Ltd.:
2.616% 5/15/14 (Reg. S) (f)	EUR	2,030,000	2,275,794
11.625% 9/15/16 (Reg. S)	EUR	550,000	809,745
Noble Group Ltd.:
6.75% 1/29/20 (e)		930,000	960,225
8.5% 5/30/13 (Reg. S)		250,000	280,000
TOTAL BERMUDA			4,881,154
Brazil - 2.5%
Banco Cruzeiro Do Sul SA 8.5% 2/20/15 (e)		1,550,000	1,627,500
Banco do Brasil SA 4.5% 1/22/15 (e)		1,475,000	1,508,188
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		3,260,000	3,235,550
Banco Votorantim SA 7.375% 1/21/20 (e)		1,110,000	1,151,070
BFF International Ltd. 7.25% 1/28/20 (e)		2,105,000	2,126,050
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		820,000	893,800
Net Servicos de Comunicacao SA 7.5% 1/27/20 (e)		5,240,000	5,528,200
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		970,000	984,550
TOTAL BRAZIL			17,054,908
British Virgin Islands - 0.0%
Road King Infrastructure Finance 2004 Ltd. 6.25% 7/15/11		235,000	232,650
Cayman Islands - 2.6%
Agile Property Holdings Ltd. 9% 9/22/13 (Reg. S)		250,000	264,375
Banco Bradesco SA 4.1% 3/23/15 (e)		2,460,000	2,444,010
CSN Islands XI Corp. 6.875% 9/21/19 (e)		3,255,000	3,401,475
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		700,000	816,311
Lumena Resources Corp. 12% 10/27/14 (e)		265,000	238,500
Odebrecht Finance Ltd.:
7% 4/21/20 (e)		2,350,000	2,444,000
9.625% 4/9/14 (e)		1,430,000	1,687,400
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		$ 2,545,000	$ 2,607,330
TDIC Finance Ltd. 6.5% 7/2/14 (e)		2,320,000	2,476,600
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (e)		1,540,000	1,540,000
TOTAL CAYMAN ISLANDS			17,920,001
Colombia - 0.2%
Empresas Publicas de Medellin 7.625% 7/29/19 (e)		1,390,000	1,540,120
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		1,180,000	1,095,276
Egypt - 0.4%
African Export-Import Bank 8.75% 11/13/14		2,220,000	2,447,550
Indonesia - 0.4%
Adaro Indonesia PT 7.625% 10/22/19 (e)		1,770,000	1,845,225
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	0
0% 7/5/01 (Reg. S) (b)		445,000	0
BLT Finance BV 7.5% 5/15/14 (Reg. S)		245,000	183,862
Listrindo Capital BV 9.25% 1/29/15 (e)		740,000	799,200
TOTAL INDONESIA			2,828,287
Ireland - 0.5%
Vimpel Communications 9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		2,765,000	3,120,994
Korea (South) - 1.6%
Export-Import Bank of Korea 8.125% 1/21/14		1,360,000	1,567,944
Hyundai Capital Services, Inc. 6% 5/5/15 (e)		1,325,000	1,399,863
Industrial Bank of Korea 7.125% 4/23/14 (e)		1,350,000	1,503,090
Korea Development Bank 4.375% 8/10/15		1,565,000	1,581,120
Korea Expressway Corp. 4.5% 3/23/15 (e)		1,305,000	1,327,838
POSCO 8.75% 3/26/14 (e)		1,205,000	1,417,803
SK Broadband Co., Ltd. 7% 2/1/12 (e)		1,490,000	1,571,950
Woori Bank 7% 2/2/15 (e)		690,000	763,485
TOTAL KOREA (SOUTH)			11,133,093
Luxembourg - 3.9%
ArcelorMittal SA 9% 2/15/15		745,000	889,773
Millicom International Cellular SA 10% 12/1/13		2,230,000	2,313,625
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 1,665,000	$ 1,727,438
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		565,000	580,538
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,005,000	1,087,913
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		820,000	888,675
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,265,000	1,419,963
RSHB Capital SA 9% 6/11/14 (e)		1,215,000	1,400,288
TNK-BP Finance SA:
6.25% 2/2/15 (e)		695,000	729,750
7.5% 3/13/13 (e)		2,850,000	3,081,563
7.875% 3/13/18 (Reg. S)		2,950,000	3,230,250
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		3,130,000	3,392,138
VTB Capital SA 6.465% 3/4/15 (e)		6,350,000	6,461,125
TOTAL LUXEMBOURG			27,203,039
Mexico - 1.7%
Alestra SA de RL de CV 11.75% 8/11/14		1,720,000	1,945,750
America Movil SAB de CV:
3.625% 3/30/15 (e)		2,344,000	2,351,953
6.125% 3/30/40 (e)		3,100,000	3,029,289
Grupo Papelero Scribe SA 8.875% 4/7/20 (e)		2,310,000	2,312,888
Petroleos Mexicanos 6% 3/5/20 (e)		1,745,000	1,801,713
Vitro SAB de CV 9.125% 2/1/17 (b)		675,000	307,125
TOTAL MEXICO			11,748,718
Netherlands - 4.7%
Arcos Dorados BV 7.5% 10/1/19 (e)		825,000	855,938
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	81,042
Indosat Finance Co. BV 7.75% 11/5/10		625,000	642,188
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,200,000	1,230,000
6.875% 11/4/11 (Reg. S)		954,000	1,006,470
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		1,480,000	1,509,600
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		2,660,000	2,989,175
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
KazMunaiGaz Finance Sub BV: - continued
9.125% 7/2/18 (e)		$ 3,700,000	$ 4,477,000
11.75% 1/23/15 (e)		3,070,000	3,948,788
Lippo Karawaci Finance BV 8.875% 3/9/11		260,000	265,850
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,385,000	1,475,025
7.75% 10/17/16 (Reg. S)		1,310,000	1,436,153
7.75% 1/20/20 (e)		2,930,000	3,179,050
7.875% 6/29/37 (Reg. S)		3,870,000	4,005,450
8% 8/7/19 (e)		1,290,000	1,417,452
Matahari International Finance Co. BV 10.75% 8/7/12		2,660,000	2,759,750
Paiton Energy Funding BV 9.34% 2/15/14 (Reg. S)		257,000	265,353
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,090,000	1,125,425
TOTAL NETHERLANDS			32,669,709
Peru - 0.0%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		245,000	255,413
Philippines - 0.9%
National Power Corp. 6.875% 11/2/16 (e)		2,885,000	3,130,225
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (e)		2,970,000	3,133,350
TOTAL PHILIPPINES			6,263,575
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		1,310,000	1,430,520
Singapore - 0.2%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		1,510,000	1,557,263
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		1,575,000	1,805,738
Ukraine - 0.5%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,500,000	3,640,000
United Arab Emirates - 0.5%
Dolphin Energy Ltd. 5.888% 6/15/19 (e)		2,999,700	3,089,691
United Kingdom - 0.5%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		3,645,000	3,622,219
United States of America - 1.8%
Drummond Co., Inc. 9% 10/15/14 (e)		907,000	943,280
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United States of America - continued
Gerdau Holdings, Inc. 7% 1/20/20 (e)		$ 1,365,000	$ 1,438,028
NII Capital Corp.:
8.875% 12/15/19 (e)		1,425,000	1,478,438
10% 8/15/16 (e)		2,100,000	2,299,500
Pemex Project Funding Master Trust 8.625% 2/1/22		5,480,000	6,493,800
TOTAL UNITED STATES OF AMERICA			12,653,046
Venezuela - 0.9%
Petroleos de Venezuela SA:
5.25% 4/12/17		5,145,000	3,228,488
5.375% 4/12/27		5,605,000	2,886,575
TOTAL VENEZUELA			6,115,063
TOTAL NONCONVERTIBLE BONDS (Cost $170,813,415)			177,881,127
Government Obligations - 68.9%

Argentina - 3.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,376,769	6,282,577
par 2.5% 12/31/38 (d)		9,570,000	3,435,630
7% 9/12/13		10,750,000	9,573,174
8.375% 12/20/03 (b)		3,290,000	1,546,300
11% 10/9/06 (b)		1,630,000	782,400
11% 12/4/05 (b)		1,815,000	871,200
11.75% 4/7/09 (b)		705,000	338,400
Gross Domestic Product Linked Security 12/15/35 (g)		34,265,000	2,621,273
TOTAL ARGENTINA			25,450,954
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		2,830,000	2,830,000
Barbados - 0.2%
Barbados Government 7.25% 12/15/21 (e)		1,465,000	1,501,625
Belize - 0.2%
Belize Government 6% 2/20/29 (d)(e)		1,939,700	1,338,393
Bosnia & Herzegovina - 0.3%
Bosnia & Herzegovina Series A, 1.7913% 12/11/17 (f)	DEM	4,477,200	2,349,993
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 5.4%
Brazilian Federative Republic:
5.625% 1/7/41		$ 555,000	$ 522,533
5.875% 1/15/19		4,175,000	4,477,688
6% 9/15/13		700,000	726,250
7.125% 1/20/37		2,720,000	3,094,000
8% 1/15/18		1,337,778	1,558,511
8.25% 1/20/34		2,340,000	2,977,650
8.875% 4/15/24		2,290,000	3,022,800
10% 1/1/17	BRL	13,175,000	6,631,827
10.125% 5/15/27		2,990,000	4,380,350
11% 8/17/40		4,600,000	6,154,800
12.25% 3/6/30		1,590,000	2,766,600
12.75% 1/15/20		850,000	1,351,500
TOTAL BRAZIL			37,664,509
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		3,410,000	3,338,390
Colombia - 1.8%
Colombian Republic:
6.125% 1/18/41		1,505,000	1,441,038
7.375% 3/18/19		1,185,000	1,365,713
10.375% 1/28/33		3,490,000	5,008,150
11.75% 2/25/20		3,093,000	4,538,978
TOTAL COLOMBIA			12,353,879
Congo - 0.6%
Congo Republic 3% 6/30/29 (d)		7,623,750	4,383,656
Croatia - 0.7%
Croatia Republic 6.75% 11/5/19 (e)		4,170,000	4,565,066
Dominican Republic - 0.4%
Dominican Republic 9.04% 1/23/18 (e)		2,798,021	3,077,823
Ecuador - 0.4%
Ecuador Republic 9.375% 12/15/15 (e)		2,670,000	2,483,100
Egypt - 0.2%
Arab Republic of Egypt 9.8793% 8/3/10	EGP	8,575,000	1,506,668
El Salvador - 0.9%
El Salvador Republic:
7.375% 12/1/19 (e)		2,705,000	2,948,450
7.65% 6/15/35 (Reg. S)		1,105,000	1,163,013
Government Obligations - continued
		Principal Amount (c)	Value
El Salvador - continued
El Salvador Republic: - continued
7.75% 1/24/23 (Reg. S)		$ 1,050,000	$ 1,160,250
8.25% 4/10/32 (Reg. S)		865,000	955,825
TOTAL EL SALVADOR			6,227,538
Gabon - 0.9%
Gabonese Republic 8.2% 12/12/17 (e)		5,850,000	6,420,375
Georgia - 0.8%
Georgia Republic 7.5% 4/15/13		5,075,000	5,290,688
Ghana - 1.1%
Ghana Republic:
8.5% 10/4/17 (e)		5,940,000	6,563,700
14.99% 3/11/13	GHS	1,380,000	982,100
TOTAL GHANA			7,545,800
Hungary - 0.2%
Hungarian Republic 6.25% 1/29/20		1,510,000	1,600,600
Indonesia - 8.7%
Indonesian Republic:
5.875% 3/13/20 (e)		2,960,000	3,063,600
6.625% 2/17/37 (e)		540,000	550,800
6.75% 3/10/14 (Reg. S)		2,245,000	2,475,113
6.875% 3/9/17 (e)		2,295,000	2,553,188
6.875% 1/17/18 (e)		3,920,000	4,351,200
7.25% 4/20/15 (e)		1,945,000	2,202,713
7.5% 1/15/16 (e)		5,490,000	6,327,225
7.75% 1/17/38 (e)		4,135,000	4,786,263
8.5% 10/12/35 (e)		4,870,000	6,050,975
9.5% 6/15/15	IDR	82,777,000,000	9,529,827
10.375% 5/4/14 (e)		1,905,000	2,362,200
11.625% 3/4/19 (e)		3,955,000	5,675,425
12% 9/15/11	IDR	63,690,000,000	7,441,010
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		2,620,000	3,052,300
TOTAL INDONESIA			60,421,839
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,270,000	5,888,700
Government Obligations - continued
		Principal Amount (c)	Value
Ivory Coast - 2.2%
Ivory Coast:
FLIRB 5% 3/29/18 (Reg. S) (b)(f)		$ 14,145,000	$ 9,335,700
past due interest 3% 3/30/18 (Reg. S) (b)(f)		10,108,000	6,165,880
TOTAL IVORY COAST			15,501,580
Jamaica - 0.2%
Jamaican Government 8% 3/15/39		1,228,000	1,142,040
Lebanon - 1.7%
Lebanese Republic:
4% 12/31/17		5,184,000	4,963,680
9% 3/20/17		2,365,000	2,796,613
11.625% 5/11/16 (Reg. S)		3,350,000	4,329,875
TOTAL LEBANON			12,090,168
Lithuania - 1.3%
Lithuanian Republic:
6.75% 1/15/15 (e)		4,330,000	4,719,700
7.375% 2/11/20 (e)		4,045,000	4,409,050
TOTAL LITHUANIA			9,128,750
Mexico - 4.5%
United Mexican States:
5.125% 1/15/20		1,516,000	1,531,160
5.625% 1/15/17		8,417,000	9,006,190
8.5% 12/13/18	MXN	142,440,000	12,229,255
11.375% 9/15/16		1,669,000	2,344,945
11.5% 5/15/26		3,945,000	6,588,150
TOTAL MEXICO			31,699,700
Pakistan - 1.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		7,435,000	6,914,550
7.125% 3/31/16 (e)		2,870,000	2,712,150
TOTAL PAKISTAN			9,626,700
Panama - 0.5%
Panamanian Republic 5.2% 1/30/20		3,380,000	3,400,280
Peru - 0.4%
Peruvian Republic 7.35% 7/21/25		2,725,000	3,167,813
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - 1.8%
Philippine Republic:
6.375% 10/23/34		$ 3,955,000	$ 3,875,900
6.5% 1/20/20		5,415,000	5,828,165
10.625% 3/16/25		2,035,000	2,915,138
TOTAL PHILIPPINES			12,619,203
Poland - 0.6%
Polish Government 6.375% 7/15/19		4,040,000	4,427,840
Qatar - 0.9%
State of Qatar:
4% 1/20/15 (e)		4,865,000	4,913,650
6.4% 1/20/40 (e)		1,365,000	1,426,425
TOTAL QATAR			6,340,075
Romania - 0.4%
Romanian Republic:
6.5% 6/18/18	EUR	1,135,000	1,640,358
8.5% 5/8/12 (Reg. S)	EUR	660,000	980,608
TOTAL ROMANIA			2,620,966
Russia - 6.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)		33,754,800	38,860,186
12.75% 6/24/28 (Reg. S)		4,574,000	8,107,415
TOTAL RUSSIA			46,967,601
Serbia - 0.7%
Republic of Serbia 6.75% 11/1/24 (e)		4,725,000	4,701,375
South Africa - 0.2%
South African Republic 5.5% 3/9/20		1,510,000	1,521,325
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (e)		3,195,000	3,322,800
8.25% 10/24/12 (e)		1,300,000	1,395,940
TOTAL SRI LANKA			4,718,740
Turkey - 4.8%
Turkish Republic:
6.75% 4/3/18		1,615,000	1,762,450
6.75% 5/30/40		3,255,000	3,206,175
6.875% 3/17/36		3,560,000	3,588,480
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
7% 9/26/16		$ 1,225,000	$ 1,361,343
7% 3/11/19		1,240,000	1,368,712
7% 6/5/20		1,235,000	1,374,555
7.25% 3/15/15		1,195,000	1,344,375
7.25% 3/5/38		1,815,000	1,903,935
7.375% 2/5/25		2,700,000	3,005,100
7.5% 7/14/17		2,085,000	2,375,858
7.5% 11/7/19		1,460,000	1,662,940
9.5% 1/15/14		2,675,000	3,189,938
11% 1/14/13		2,325,000	2,787,210
11.875% 1/15/30		2,660,000	4,246,158
TOTAL TURKEY			33,177,229
Ukraine - 0.9%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (e)		1,515,000	1,443,038
6.875% 3/4/11 (Reg. S)		1,225,000	1,229,594
Ukraine Government:
6.385% 6/26/12 (e)		845,000	838,663
6.75% 11/14/17 (e)		1,200,000	1,144,500
7.65% 6/11/13 (Reg. S)		1,400,000	1,417,500
TOTAL UKRAINE			6,073,295
United States of America - 3.7%
U.S. Treasury Bonds:
4.5% 8/15/39		4,205,000	4,061,109
4.625% 2/15/40		22,020,000	21,703,463
TOTAL UNITED STATES OF AMERICA			25,764,572
Uruguay - 0.5%
Uruguay Republic 8% 11/18/22		2,870,000	3,415,300
Venezuela - 5.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)		21,255	573,885
1.2489% 4/20/11 (Reg. S) (f)		6,720,000	6,266,400
5.375% 8/7/10 (Reg. S)		1,535,000	1,527,325
5.75% 2/26/16 (Reg S.)		3,860,000	2,808,150
7% 3/31/38		1,345,000	796,913
7.75% 10/13/19 (Reg. S)		9,245,000	6,610,175
8.5% 10/8/14		2,985,000	2,604,413
9.25% 9/15/27		6,630,000	5,187,975
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 2,655,000	$ 1,955,408
9.375% 1/13/34		2,080,000	1,528,800
10.75% 9/19/13		7,785,000	7,590,375
13.625% 8/15/18		3,345,000	3,370,088
TOTAL VENEZUELA			40,819,907
Vietnam - 0.7%
Vietnamese Socialist Republic:
6.75% 1/29/20 (e)		2,990,000	3,049,800
6.875% 1/15/16 (e)		1,445,000	1,538,925
TOTAL VIETNAM			4,588,725
TOTAL GOVERNMENT OBLIGATIONS (Cost $442,960,033)			479,752,780
Supranational Obligations - 0.7%

Central American Bank 5.375% 9/24/14 (e)		1,980,000	2,071,575
Corporacion Andina de Fomento 8.125% 6/4/19		1,280,000	1,525,504
Eurasian Development Bank 7.375% 9/29/14 (e)		980,000	1,051,050
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,273,536)			4,648,129
Preferred Securities - 1.0%

Brazil - 0.7%
Globo Comunicacoes e Participacoes SA 9.375%	4,355,000	4,499,723
Net Servicos de Comunicacao SA 9.25% (e)	635,000	648,217
TOTAL BRAZIL		5,147,940
United States of America - 0.3%
Pemex Project Funding Master Trust 7.75%	2,182,000	2,183,379
TOTAL PREFERRED SECURITIES (Cost $7,281,153)		7,331,319
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (h) (Cost $15,816,330)	15,816,330	$ 15,816,330
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $641,144,467)		685,429,685
NET OTHER ASSETS - 1.5%		10,452,523
NET ASSETS - 100%		$ 695,882,208
Security Type Abbreviations
FLIRB - Front Loaded Interest Reduction Bond
Currency Abbreviations
BRL	-	Brazilian real
DEM	-	German deutsche mark
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GHS	-	Ghana cedi
IDR	-	Indonesian rupiah
MXN	-	Mexican peso
Legend
(a) Quantity represents share amount.
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,083,225 or 34.4% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,560
Fidelity Securities Lending Cash Central Fund	7
Total	$ 13,567
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 177,881,127	$ -	$ 177,881,127	$ -
Government Obligations	479,752,780	-	479,752,780	-
Supranational Obligations	4,648,129	-	4,648,129	-
Preferred Securities	7,331,319	-	7,331,319	-
Money Market Funds	15,816,330	15,816,330	-	-
Total Investments in Securities:	$ 685,429,685	$ 15,816,330	$ 669,613,355	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 563,258
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(563,258)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $639,070,090. Net unrealized appreciation aggregated $46,359,595, of which $51,996,602 related to appreciated investment securities and $5,637,007 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, and supranational obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010